October 13, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AMG Funds IV
File Nos. 033-68666 and 811-08004

To the Commission:

On behalf of AMG Funds IV (formerly known as Aston Funds) (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement filed with the Securities and Exchange Commission (“SEC”) on September 30, 2016 under Rule 497(e) (SEC Accession No. 0001193125-16-727136), to:

(i)

the Prospectus dated February 29, 2016 for the AMG Managers Anchor Capital Enhanced Equity Fund, AMG Managers Cornerstone Large Cap Value Fund, AMG Managers DoubleLine Core Plus Bond Fund, AMG Managers Fairpointe Mid Cap Fund, AMG Managers Fairpointe Focused Equity Fund, AMG Managers Guardian Capital Global Dividend Fund, AMG Managers Herndon Large Cap Value Fund, AMG Managers Lake Partners LASSO Alternatives Fund, AMG Managers LMCG Small Cap Growth Fund, AMG Managers Montag & Caldwell Balanced Fund, AMG Managers Montag & Caldwell Growth Fund, AMG Managers Montag & Caldwell Mid Cap Growth Fund, AMG Managers Pictet International Fund, AMG River Road Dividend All Cap Value Fund, AMG River Road Dividend All Cap Value Fund II, AMG River Road Long-Short Fund, AMG River Road Select Value Fund, AMG River Road Small Cap Value Fund and AMG Managers Silvercrest Small Cap Fund, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016;

(ii)	the Prospectus dated February 29, 2016 for the AMG GW&K U.S. Small Cap Growth Fund, as supplemented May 6, 2016, July 28, 2016, August 25, 2016 and August 26, 2016;
(iii)	the Prospectus dated December 15, 2015 for the AMG Managers Value Partners Asia Dividend Fund, as supplemented March 2, 2016, July 28, 2016 and August 26, 2016; and
(iv)	the Prospectus dated October 30, 2015 for the AMG River Road Focused Absolute Value Fund, as supplemented March 2, 2016, July 28, 2016 and August 26, 2016.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3 (g) of Form N-1A and Rule 497(e).

If you have any questions concerning this filing, please call me at (203) 299-3544.

Very truly yours,

/s/Mark J. Duggan
Mark J. Duggan, Secretary